Note 12 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating losses	$ 2,649,902	$ 547,035
Stock-based compensation	743,915	428,072
Accrued commissions	17,836	50,047
Accrued vacations	46,665	41,331
Fixed assets	1,509	0
Other	28,025	0
Deferred tax assets before valuation allowance	3,487,852	1,066,485
Valuation allowance	(2,793,271)	0
Net deferred tax assets	694,581	1,066,485
Intangible Assets	753,702	2,185,281
Fixed Assets	0	(3,434)
Other	(0)	45,274
Deferred tax liabilities	(753,702)	(2,233,989)
Net deferred tax liabilities	$ (59,121)	$ (1,167,504)